STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 2.0%
American Axle & Manufacturing Holdings	269,347	[a,b]	2,488,766
Cooper Tire & Rubber	121,230	[a]	3,211,383
Cooper-Standard Holdings	40,631	[b]	1,077,534
Dorman Products	71,838	[a,b]	5,014,292
Fox Factory Holding	93,811	[a,b]	6,174,640
Garrett Motion	184,889	[b]	1,556,765
Gentherm	80,970	[b]	3,733,527
LCI Industries	61,259	[a]	6,614,134
Motorcar Parts of America	46,438	[a,b]	922,259
Standard Motor Products	50,034		2,430,652
Winnebago Industries	82,789	[a]	4,533,526
			37,757,478
Banks - 11.1%
Allegiance Bancshares	47,860	[a]	1,780,392
Ameris Bancorp	160,317		6,443,140
Axos Financial	130,916	[b]	3,687,904
Banc of California	108,745		1,735,570
Banner	90,877		4,684,709
Berkshire Hills Bancorp	106,149		2,988,094
Boston Private Financial Holdings	208,544		2,377,402
Brookline Bancorp	196,954		2,993,701
Cadence Bancorp	318,216		4,973,716
Central Pacific Financial	67,318		1,866,728
City Holding	39,932	[a]	3,022,054
Columbia Banking System	176,040		6,812,748
Community Bank System	127,756	[a]	8,466,390
Customers Bancorp	68,269	[b]	1,459,591
CVB Financial	328,455		6,822,010
Dime Community Bancshares	76,095		1,477,004
Eagle Bancorp	83,192		3,635,490
First BanCorp	527,984		4,894,412
First Commonwealth Financial	241,041		3,258,874
First Financial Bancorp	245,027	[a]	5,890,449
First Midwest Bancorp	267,317		5,330,301
Flagstar Bancorp	84,418		2,974,890
Franklin Financial Network	34,296		1,264,494
Glacier Bancorp	211,931	[a]	8,979,516
Great Western Bancorp	139,721		4,128,756

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 11.1% (continued)
Hanmi Financial	72,733		1,223,369
Heritage Financial	91,827	[a]	2,367,300
HomeStreet	60,235		1,934,146
Hope Bancorp	307,304		4,273,062
Independent Bank	84,831		6,124,798
Meta Financial Group	83,414		3,104,669
National Bank Holdings, Cl. A	77,598		2,529,695
NBT Bancorp	106,106	[a]	4,009,746
NMI Holdings, Cl. A	165,230	[b]	5,274,142
Northfield Bancorp	102,926		1,635,494
Northwest Bancshares	242,648	[a]	3,815,640
OFG Bancorp	127,996		2,522,801
Old National Bancorp	415,244		7,437,020
Opus Bank	52,169		1,389,521
Pacific Premier Bancorp	147,358		4,391,268
Preferred Bank	34,443		2,070,369
Provident Financial Services	148,543		3,388,266
S&T Bancorp	94,573	[a]	3,554,999
Seacoast Banking Corp. of Florida	127,456	[b]	3,460,430
ServisFirst Bancshares	114,790	[a]	4,218,532
Simmons First National, Cl. A	281,327		6,746,221
Southside Bancshares	76,612	[a]	2,687,549
Tompkins Financial	29,918	[a]	2,575,641
Triumph Bancorp	57,136	[b]	2,227,161
TrustCo Bank	244,287		1,937,196
United Community Banks	192,944		5,386,996
Veritex Holdings	116,678		3,304,321
Walker & Dunlop	70,479		4,677,691
Westamerica Bancorporation	65,590	[a]	4,155,782
			204,372,160
Capital Goods - 12.1%
AAON	100,896	[a]	5,290,986
AAR	81,453		3,468,269
Aegion	74,839	[b]	1,564,135
Aerojet Rocketdyne Holdings	178,785	[a,b]	9,309,335
AeroVironment	52,200	[a,b]	3,477,042
Alamo Group	24,154		3,008,622
Albany International, Cl. A	74,979		5,231,285
American Woodmark	38,777	[b]	4,251,898
Apogee Enterprises	63,553		2,022,256
Applied Industrial Technologies	94,195		6,082,171
Arcosa	117,594		5,144,737
Astec Industries	54,911		2,264,530
AZZ	62,804		2,591,293

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
Barnes Group	117,654		7,432,203
Briggs & Stratton	108,288	[a]	397,417
Chart Industries	88,231	[b]	5,645,019
CIRCOR International	48,910	[b]	2,031,232
Comfort Systems USA	90,187		4,184,677
Cubic	77,626	[a,b]	5,068,202
DXP Enterprises	38,646	[b]	1,339,857
Encore Wire	50,646		2,750,584
Enerpac Tool Group	132,082	[b]	3,052,415
EnPro Industries	51,530		3,011,413
ESCO Technologies	63,233		6,067,839
Federal Signal	147,566		4,745,723
Foundation Building Materials	43,754	[b]	780,134
Franklin Electric	94,755		5,466,416
Gibraltar Industries	80,337	[b]	4,379,973
GMS	101,582	[b]	2,714,271
Granite Construction	111,182	[a]	3,016,368
Griffon	106,097	[a]	2,205,757
Hillenbrand	180,140		5,229,464
Insteel Industries	42,480		950,278
John Bean Technologies	78,245	[a]	8,840,903
Kaman	69,118		4,265,963
Lindsay	26,011	[a]	2,601,880
Lydall	42,842	[b]	875,690
Meritor	193,516	[a,b]	4,239,936
Moog, Cl. A	78,534		7,037,432
Mueller Industries	138,024		4,026,160
MYR Group	41,588	[b]	1,194,407
National Presto Industries	13,077	[a,b]	1,127,107
Park Aerospace	51,319		793,905
Patrick Industries	55,949	[a]	2,902,634
PGT Innovations	145,197	[b]	2,250,554
Powell Industries	20,961		865,060
Proto Labs	65,999	[b]	6,830,896
Quanex Building Products	84,840		1,503,365
Raven Industries	87,484		2,743,498
Simpson Manufacturing	98,619		8,152,833
SPX	107,831	[b]	5,291,267
SPX FLOW	103,755	[b]	4,538,244
Standex International	29,883		2,184,148
Tennant	44,778		3,457,757
The Greenbrier Companies	80,654		1,942,955
Titan International	127,163		363,686
Triumph Group	125,338		2,560,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
Universal Forest Products	151,525		7,258,047
Veritiv	30,992	[b]	436,367
Vicor	46,008	[a,b]	2,302,700
Wabash National	137,240	[a]	1,591,984
Watts Water Technologies, Cl. A	68,091		6,789,354
			223,145,188
Commercial & Professional Services - 3.5%
ABM Industries	162,500		6,197,750
Brady, Cl. A	122,797		6,799,270
Exponent	127,220		9,257,799
Forrester Research	26,159	[b]	1,082,198
Harsco	194,924	[b]	2,904,368
Heidrick & Struggles International	46,196		1,312,890
Interface	143,460		2,306,837
Kelly Services, Cl. A	84,363		1,498,287
Korn Ferry	134,525		5,512,834
Matthews International, Cl. A	76,620	[a]	2,859,458
Mobile Mini	108,355		4,522,738
Pitney Bowes	412,869	[a]	1,544,130
R.R. Donnelley & Sons	182,459		437,902
Resources Connection	71,971		1,095,758
Team	78,666	[b]	1,069,858
TrueBlue	95,489	[b]	2,092,164
UniFirst	37,389		7,624,739
US Ecology	64,343		3,475,165
Viad	49,812		3,237,780
			64,831,925
Consumer Durables & Apparel - 5.0%
Callaway Golf	233,603	[a]	5,003,776
Cavco Industries	21,358	[b]	4,784,619
Century Communities	65,828	[a,b]	1,953,117
Crocs	167,085	[b]	6,334,192
Ethan Allen Interiors	58,323		941,916
Fossil Group	119,126	[a,b]	801,718
G-III Apparel Group	105,516	[b]	2,871,090
Installed Building Products	52,273	[b]	3,874,997
iRobot	68,626	[a,b]	3,228,853
Kontoor Brands	116,240	[a]	4,433,394
La-Z-Boy	114,671		3,513,519
LGI Homes	48,946	[b]	3,902,954
M.D.C. Holdings	123,165		5,190,173
M/I Homes	67,804	[b]	3,009,820
Meritage Homes	87,998	[b]	6,244,338
Movado Group	40,437	[a]	696,325

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 5.0% (continued)
Oxford Industries	41,707	[a]	2,894,466
Steven Madden	189,045		7,289,575
Sturm Ruger & Co.	41,788	[a]	2,069,342
TopBuild	83,346	[b]	9,543,950
Tupperware Brands	122,652	[b]	767,802
Unifi	34,601	[b]	744,614
Universal Electronics	34,323	[b]	1,700,018
Vera Bradley	56,734	[a,b]	543,512
Vista Outdoor	144,411	[b]	1,072,974
William Lyon Homes, Cl. A	83,235	[b]	1,930,220
Wolverine World Wide	199,507		6,298,436
			91,639,710
Consumer Services - 2.4%
American Public Education	36,681	[b]	874,108
BJ‘s Restaurants	47,308	[a]	1,881,912
Bloomin‘ Brands	211,612		4,395,181
Chuy's Holdings	41,929	[b]	1,029,357
Dave & Buster's Entertainment	75,458	[a]	3,332,225
Dine Brands Global	41,477	[a]	3,535,914
El Pollo Loco Holdings	45,657	[a,b]	629,153
Fiesta Restaurant Group	57,274	[a,b]	568,731
Monarch Casino & Resort	30,376	[b]	1,630,584
Perdoceo Education	170,403	[b]	3,029,765
Red Robin Gourmet Burgers	30,679	[b]	1,008,419
Regis	57,567	[a,b]	893,440
Ruth's Hospitality Group	65,322		1,339,101
Shake Shack, Cl. A	75,810	[a,b]	5,113,384
Strategic Education	54,257		8,805,369
Wingstop	72,616		6,736,586
			44,803,229
Diversified Financials - 3.6%
Apollo Commercial Real Estate Finance	352,184	[a,c]	6,437,924
ARMOUR Residential REIT	147,231	[a,c]	2,835,669
Blucora	117,774	[b]	2,655,804
Capstead Mortgage	230,553	[a,c]	1,895,146
Donnelley Financial Solutions	83,178	[b]	753,593
Encore Capital Group	67,722	[a,b]	2,299,162
Enova International	81,935	[b]	2,053,291
EZCORP, Cl. A	134,575	[a,b]	837,057
FGL Holdings	320,400		3,091,860
Granite Point Mortgage Trust	131,893	[c]	2,412,323
Greenhill & Co.	34,498	[a]	540,239
INTL. FCStone	38,936	[b]	1,855,690
Invesco Mortgage Capital	347,464	[c]	6,077,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 3.6% (continued)
KKR Real Estate Finance Trust	57,757	[a,c]	1,215,785
New York Mortgage Trust	780,755	[a,c]	4,957,794
PennyMac Mortgage Investment Trust	244,758	[c]	5,690,623
Piper Sandler	38,441		3,168,692
PRA Group	109,952	[a,b]	3,887,903
Ready Capital	88,100	[a,c]	1,437,792
Redwood Trust	273,556	[c]	4,822,792
Virtus Investment Partners	15,440		1,899,583
Waddell & Reed Financial, Cl. A	173,264	[a]	2,768,759
WisdomTree Investments	288,278		1,213,650
World Acceptance	13,547	[a,b]	1,171,409
			65,979,685
Energy - 3.4%
Archrock	312,346		2,608,089
Bonanza Creek Energy	44,201	[a,b]	804,016
Callon Petroleum	960,063	[a,b]	2,880,189
CONSOL Energy	60,927	[a,b]	495,337
Denbury Resources	1,240,719	[a,b]	1,222,108
Diamond Offshore Drilling	153,977	[a,b]	712,914
DMC Global	37,399	[a]	1,564,400
Dorian LPG	71,827	[b]	942,370
Dril-Quip	88,898	[a,b]	3,635,928
Era Group	52,705	[b]	523,888
Exterran	68,013	[b]	367,270
Geospace Technologies	36,628	[b]	491,181
Green Plains	87,318	[a,b]	1,088,855
Gulfport Energy	346,385	[a,b]	536,897
Helix Energy Solutions Group	346,424	[b]	2,889,176
HighPoint Resources	242,170	[a,b]	280,917
KLX Energy Services Holdings	56,192	[b]	227,016
Laredo Petroleum	470,076	[a,b]	808,531
Matrix Service	69,254	[b]	1,393,390
Nabors Industries	846,975	[a]	1,753,238
Newpark Resources	219,986	[a,b]	1,099,930
Noble	634,406	[b]	512,473
Oasis Petroleum	664,463	[a,b]	1,495,042
Oceaneering International	242,657	[b]	3,011,373
Oil States International	147,162	[b]	1,586,406
Par Pacific Holdings	91,273	[b]	1,836,413
PDC Energy	236,862	[a,b]	5,113,851
Penn Virginia	33,786	[b]	722,007
ProPetro Holding	200,725	[b]	1,955,062
QEP Resources	580,189		1,839,199
Range Resources	508,737	[a]	1,526,211

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.4% (continued)
Renewable Energy Group	97,713	[b]	2,567,898
REX American Resources	14,427	[b]	1,087,074
Ring Energy	169,408	[a,b]	365,921
RPC	137,090	[a,b]	621,018
SEACOR Holdings	43,106	[b]	1,620,355
SM Energy	261,138	[b]	2,397,247
Southwestern Energy	1,283,777	[b]	2,015,530
Talos Energy	48,400	[a,b]	1,061,896
TETRA Technologies	329,213	[b]	503,696
U.S. Silica Holdings	175,227	[a]	900,667
Valaris	483,634	[a,b]	2,471,370
Whiting Petroleum	221,223	[a,b]	1,004,352
			62,540,701
Food & Staples Retailing - .5%
PriceSmart	55,552	[b]	3,403,116
SpartanNash	90,051		1,096,821
The Andersons	79,704		1,802,904
The Chefs' Warehouse	63,139	[b]	2,298,260
United Natural Foods	130,166	[a,b]	937,195
			9,538,296
Food, Beverage & Tobacco - 2.3%
B&G Foods	156,483	[a]	2,513,117
Calavo Growers	40,972	[a]	3,138,865
Cal-Maine Foods	74,151	[a,b]	2,646,449
Coca-Cola Consolidated	11,527		3,121,627
Darling Ingredients	402,444	[b]	10,918,306
Fresh Del Monte Produce	72,874		2,286,786
J&J Snack Foods	36,546	[a]	6,060,789
John B. Sanfilippo & Son	22,193		1,870,870
MGP Ingredients	33,500		1,141,010
National Beverage	28,986	[a,b]	1,243,789
Seneca Foods, Cl. A	16,881	[b]	667,644
Universal	60,785		3,230,723
Vector Group	282,788	[a]	3,715,834
			42,555,809
Health Care Equipment & Services - 7.8%
Addus HomeCare	33,314	[b]	3,142,843
AMN Healthcare Services	115,263	[b]	7,766,421
AngioDynamics	93,497	[b]	1,287,454
BioTelemetry	82,393	[a,b]	4,030,666
Cardiovascular Systems	86,472	[b]	3,924,964
Community Health Systems	301,764	[a,b]	1,294,568
Computer Programs & Systems	30,232		786,032
CONMED	70,064		7,124,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 7.8% (continued)
CorVel	22,271	[b]	2,039,355
Covetrus	238,776	[a,b]	2,936,945
Cross Country Healthcare	85,374	[b]	845,203
CryoLife	93,137	[b]	2,769,894
Cutera	36,806	[a,b]	1,037,193
Diplomat Pharmacy	141,594	[b]	563,544
Hanger	94,164	[b]	2,300,427
HealthStream	64,220	[b]	1,640,821
Heska	17,217	[a,b]	1,724,971
HMS Holdings	217,259	[b]	5,935,516
Inogen	43,651	[b]	1,932,430
Integer Holdings	80,053	[b]	6,836,526
Invacare	88,611	[a]	681,419
Lantheus Holdings	98,542	[b]	1,725,470
LeMaitre Vascular	38,754	[a]	1,394,563
LHC Group	72,355	[b]	10,545,741
Magellan Health	52,729	[b]	3,860,290
Meridian Bioscience	110,414	[b]	1,086,474
Merit Medical Systems	135,657	[b]	4,940,628
Mesa Laboratories	9,791	[a]	2,569,550
Natus Medical	81,783	[b]	2,558,990
Neogen	129,493	[b]	8,710,994
NextGen Healthcare	118,854	[b]	1,647,316
Omnicell	103,600	[b]	8,420,608
OraSure Technologies	148,499	[b]	1,046,918
Orthofix Medical	45,550	[b]	1,970,493
Owens & Minor	163,158	[a]	1,021,369
RadNet	100,011	[b]	2,257,248
Select Medical Holdings	261,621	[b]	5,975,424
SurModics	31,554	[b]	1,242,912
Tabula Rasa HealthCare	49,225	[a,b]	2,858,496
Tactile Systems Technology	47,203	[a,b]	2,652,337
The Ensign Group	121,937		5,511,552
The Pennant Group	65,793	[b]	1,736,935
The Providence Service	28,820	[b]	1,868,977
Tivity Health	108,632	[a,b]	2,351,340
U.S. Physical Therapy	31,581		3,699,398
Varex Imaging	92,649	[b]	2,561,745
			144,817,068
Household & Personal Products - 1.0%
Central Garden & Pet	22,395	[b]	721,343
Central Garden & Pet, Cl. A	99,002	[b]	2,966,100
Inter Parfums	44,089		3,046,991
Medifast	28,634	[a]	2,766,903

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.0% (continued)
USANA Health Sciences	30,603	[b]	1,888,205
WD-40	33,801	[a]	6,314,703
			17,704,245
Insurance - 2.7%
Ambac Financial Group	109,343	[b]	2,343,220
American Equity Investment Life Holding	222,681		5,881,005
AMERISAFE	47,228		3,231,340
eHealth	49,569	[a,b]	5,212,676
Employers Holdings	76,843		3,277,354
HCI Group	14,946	[a]	661,659
Horace Mann Educators	99,951		4,298,893
James River Group Holdings	75,019	[a]	3,221,316
Kinsale Captial Group	50,339		5,749,721
ProAssurance	133,533		4,055,397
Safety Insurance Group	35,300		3,250,424
Stewart Information Services	57,760		2,411,480
Third Point Reinsurance	199,596	[b]	2,173,600
United Fire Group	53,626		2,373,487
United Insurance Holdings	55,341		561,158
Universal Insurance Holdings	72,415		1,762,581
			50,465,311
Materials - 4.8%
AdvanSix	68,177	[b]	1,276,273
AK Steel Holding	782,336	[a,b]	2,159,247
American Vanguard	68,522		1,279,991
Balchem	78,650		8,495,773
Boise Cascade	95,569		3,459,598
Century Aluminum	130,294	[a,b]	689,255
Clearwater Paper	41,763	[b]	1,177,717
Cleveland-Cliffs	665,277	[a]	4,670,245
Ferro	196,908	[b]	2,693,701
FutureFuel	64,193		703,555
GCP Applied Technologies	131,557	[b]	2,923,197
H.B. Fuller	124,665	[a]	5,760,770
Hawkins	22,550		942,139
Haynes International	29,797		798,858
Innophos Holdings	47,468	[b]	1,517,077
Innospec	59,626		6,006,127
Kaiser Aluminum	39,026		3,908,454
Koppers Holdings	52,529	[b]	1,648,360
Kraton	79,738	[b]	1,311,690
Livent	364,155	[a,b]	3,426,699
LSB Industries	56,110	[a,b]	169,452

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.8% (continued)
Materion	49,278		2,675,795
Mercer International	97,710		1,075,787
Myers Industries	83,933		1,358,036
Neenah	41,121		2,740,303
Olympic Steel	20,388		299,704
P.H. Glatfelter	109,223		1,824,024
Quaker Chemical	31,598	[a]	5,245,900
Rayonier Advanced Materials	118,143	[a,b]	363,880
Schweitzer-Mauduit International	75,656		2,650,230
Stepan	49,286		4,862,064
SunCoke Energy	208,755		1,227,479
TimkenSteel	98,227	[b]	626,688
Tredegar	61,927		1,260,214
Trinseo	96,867	[a]	2,782,020
U.S. Concrete	38,291	[b]	1,362,777
Warrior Met Coal	125,544	[b]	2,367,760
			87,740,839
Media & Entertainment - .7%
Care.com	73,077	[b]	1,093,963
Gannett	309,593	[a,b]	1,891,613
Glu Mobile	282,992	[b]	1,669,653
QuinStreet	111,550	[a,b]	1,445,130
Scholastic	75,159		2,476,489
TechTarget	54,339	[b]	1,379,667
The E.W. Scripps Company, Cl. A	137,119	[a]	1,664,625
The Marcus	57,129		1,665,310
			13,286,450
Pharmaceuticals Biotechnology & Life Sciences - 4.1%
Acorda Therapeutics	114,096	[a,b]	231,615
Akorn	252,815	[b]	386,807
AMAG Pharmaceuticals	87,971	[b]	779,423
Amphastar Pharmaceuticals	86,179	[b]	1,629,645
ANI Pharmaceuticals	23,204	[b]	1,438,648
Anika Therapeutics	35,481	[b]	1,458,624
Corcept Therapeutics	251,724	[a,b]	3,189,343
Cytokinetics	140,562	[a,b]	1,728,913
Eagle Pharmaceuticals	24,712	[b]	1,330,000
Emergent BioSolutions	106,751	[b]	5,880,913
Enanta Pharmaceuticals	40,330	[b]	2,078,608
Endo International	498,906	[b]	2,828,797
Innoviva	168,474	[b]	2,325,784
Lannett	79,017	[a,b]	643,198
Luminex	100,500		2,279,842
Medpace Holdings	67,460	[a,b]	5,771,203

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.1% (continued)
Momenta Pharmaceuticals	278,355	[b]	8,077,862
Myriad Genetics	183,040	[a,b]	5,061,056
NeoGenomics	257,749	[a,b]	8,307,250
Pacira Biosciences	102,630	[b]	4,435,669
Phibro Animal Health, Cl. A	50,291		1,192,903
Progenics Pharmaceuticals	200,725	[b]	895,234
REGENXBIO	78,131	[a,b]	3,401,042
Spectrum Pharmaceuticals	281,714	[b]	712,736
Supernus Pharmaceuticals	126,887	[b]	2,901,906
Vanda Pharmaceuticals	130,613	[b]	1,665,316
Xencor	121,367	[b]	4,119,196
			74,751,533
Real Estate - 8.0%
Acadia Realty Trust	214,156	[c]	5,315,352
Agree Realty	103,952	[c]	7,893,075
American Assets Trust	116,610	[c]	5,312,752
Armada Hoffler Properties	139,425	[c]	2,557,054
CareTrust REIT	233,127	[c]	5,170,757
CBL & Associates Properties	481,396	[a,b,c]	404,373
Cedar Realty Trust	217,607	[c]	565,778
Chatham Lodging Trust	115,241	[c]	1,884,190
Community Healthcare Trust	47,810	[c]	2,255,198
DiamondRock Hospitality	497,623	[c]	4,812,014
Easterly Government Properties	180,500	[c]	4,369,905
Essential Properties Realty Trust	214,822	[a,c]	5,931,235
Four Corners Property Trust	167,388	[c]	5,070,183
Franklin Street Properties	267,423	[a,c]	2,032,415
Getty Realty	84,168	[c]	2,652,975
Global Net Lease	219,873	[a,c]	4,557,967
Hersha Hospitality Trust	91,007	[a,c]	1,180,361
Independence Realty Trust	222,436	[c]	3,263,136
Industrial Logistics Properties Trust	158,156	[c]	3,620,191
Innovative Industrial Properties	38,577	[a,c]	3,452,641
iStar	148,519	[a,c]	2,162,437
Kite Realty Group Trust	207,882	[c]	3,575,570
Lexington Realty Trust	606,601	[c]	6,715,073
LTC Properties	98,548	[c]	4,548,976
Marcus & Millichap	57,547	[a,b]	2,037,164
National Storage Affiliates Trust	147,237	[c]	5,028,144
NexPoint Residential Trust	55,738	[a,c]	2,720,014
Office Properties Income Trust	116,769	[a,c]	3,973,649
Pennsylvania Real Estate Investment Trust	159,265	[a,c]	627,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 8.0% (continued)
RE/MAX Holdings, Cl. A	43,104		1,650,021
Realogy Holdings	278,909	[a,b]	2,953,646
Retail Opportunity Investments	282,824	[c]	4,686,394
RPT Realty	194,071	[a,c]	2,707,290
Safehold	31,144	[a,c]	1,400,234
Saul Centers	29,111	[c]	1,437,501
Summit Hotel Properties	257,449	[a,c]	2,855,109
Tanger Factory Outlet Centers	229,241	[c]	3,353,796
The St. Joe Company	74,763	[a,b]	1,570,771
Uniti Group	465,111	[a,c]	2,944,153
Universal Health Realty Income Trust	31,032	[c]	3,827,797
Urstadt Biddle Properties, Cl. A	70,570	[c]	1,599,822
Washington Prime Group	470,364	[a,c]	1,415,796
Washington Real Estate Investment Trust	198,573	[c]	6,044,562
Whitestone REIT	100,406	[a,c]	1,315,319
Xenia Hotels & Resorts	273,759	[a,c]	5,116,556
			148,568,850
Retailing - 4.2%
Abercrombie & Fitch, Cl. A	153,223	[a]	2,506,728
Asbury Automotive Group	48,098	[a,b]	4,639,052
Barnes & Noble Education	78,981	[b]	271,695
Big Lots	96,043	[a]	2,598,924
Boot Barn Holdings	70,501	[a,b]	2,958,927
Caleres	99,174	[a]	1,740,504
Chico's FAS	283,074		1,101,158
Conn's	45,926	[b]	402,312
Core-Mark Holding	111,465		2,612,740
Designer Brands, Cl. A	139,510	[a]	1,986,622
Express	165,774	[a,b]	664,754
GameStop, Cl. A	169,103	[a,b]	649,356
Genesco	34,457	[a,b]	1,354,849
Group 1 Automotive	42,436	[a]	4,276,276
Guess?	107,288	[a]	2,284,162
Haverty Furniture	42,652		858,585
Hibbett Sports	42,283	[a,b]	1,047,773
J.C. Penney	766,261	[a,b]	570,864
Liquidity Services	70,226	[b]	373,602
Lithia Motors, Cl. A	55,931	[a]	7,586,481
Lumber Liquidators Holdings	72,391	[a,b]	550,896
MarineMax	53,067	[b]	1,057,625
Monro	81,052	[a]	5,081,960
Office Depot	1,339,772		2,974,294
PetMed Express	51,411	[a]	1,296,071

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 4.2% (continued)
Rent-A-Center	122,510		3,568,716
Shoe Carnival	20,977	[a]	752,235
Shutterstock	45,772	[a,b]	1,983,301
Signet Jewelers	126,901	[a]	3,084,963
Sleep Number	70,234	[a,b]	3,623,372
Sonic Automotive, Cl. A	57,367		1,814,518
Stamps.com	39,748	[b]	2,960,829
Tailored Brands	121,539	[a,b]	483,725
The Buckle	70,343	[a]	1,717,073
The Cato, Cl. A	52,766		846,367
The Children's Place	38,909	[a]	2,321,700
The Michaels Companies	181,942	[b]	896,974
Zumiez	49,245	[b]	1,534,967
			77,034,950
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries	93,308	[b]	6,525,962
Axcelis Technologies	81,251	[b]	1,962,212
Brooks Automation	178,470		6,796,138
CEVA	54,943	[b]	1,502,691
Cohu	100,426		2,246,530
Diodes	100,517	[b]	5,190,698
DSP Group	54,777	[b]	792,075
FormFactor	186,248	[b]	4,713,937
Ichor Holdings	53,783	[b]	1,795,814
Kulicke & Soffa Industries	157,120		4,067,837
MaxLinear	162,054	[b]	3,158,432
Onto Innovation	119,036	[b]	4,516,226
PDF Solutions	70,184	[b]	1,106,100
Photronics	165,212	[b]	2,111,409
Power Integrations	72,608		7,091,623
Rambus	273,639	[b]	4,342,651
SMART Global Holdings	32,433	[b]	978,179
Ultra Clean Holdings	99,857	[a,b]	2,297,710
Veeco Instruments	119,074	[b]	1,518,194
Xperi	124,899		2,009,625
			64,724,043
Software & Services - 4.7%
8x8	246,438	[b]	4,588,676
Agilysys	48,457	[b]	1,574,853
Alarm.com Holdings	89,397	[a,b]	3,927,210
Bottomline Technologies	94,634	[b]	5,072,382
Cardtronics, Cl. A	89,404	[a,b]	4,023,180
CSG Systems International	80,121		3,991,628
Ebix	53,876	[a]	1,854,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 4.7% (continued)
Evertec	145,624		4,888,598
ExlService Holdings	82,973	[b]	6,066,156
LivePerson	151,706	[a,b]	6,221,463
ManTech International, Cl. A	65,701		5,274,476
MicroStrategy, Cl. A	19,779	[b]	3,007,001
NIC	165,608		3,267,446
OneSpan	82,782	[b]	1,375,837
Perficient	80,654	[b]	4,008,504
Progress Software	109,302		4,932,799
Qualys	81,217	[a,b]	6,963,546
SPS Commerce	84,969	[b]	4,828,788
Sykes Enterprises	94,459	[b]	3,172,878
TiVo	317,759	[b]	2,313,286
TTEC Holdings	42,044	[b]	1,669,988
Unisys	126,413	[b]	1,227,470
Virtusa	73,706	[b]	3,069,118
			87,320,234
Technology Hardware & Equipment - 5.8%
3D Systems	294,265	[a,b]	3,204,546
ADTRAN	113,931		1,031,076
Anixter International	74,264	[b]	7,248,166
Applied Optoelectronics	46,537	[a,b]	525,868
Arlo Technologies	186,773	[b]	797,521
Badger Meter	70,590	[a]	4,169,045
Bel Fuse, Cl. B	24,869		430,731
Benchmark Electronics	92,139		2,836,038
CalAmp	82,174	[b]	790,514
Comtech Telecommunications	60,917		1,761,110
CTS	78,259		2,293,771
Daktronics	100,714		594,213
Diebold Nixdorf	187,793	[a,b]	2,161,497
Digi International	72,826	[b]	1,150,287
ePlus	33,006	[b]	2,631,238
Extreme Networks	291,418	[b]	1,719,366
Fabrinet	90,039	[b]	5,676,059
FARO Technologies	43,729	[b]	2,259,040
Harmonic	214,996	[b]	1,512,497
Insight Enterprises	87,065	[b]	5,734,972
Itron	86,910	[b]	7,104,892
KEMET	142,561	[b]	3,712,288
Knowles	208,605	[b]	4,115,777
Methode Electronics	90,956		2,978,809
MTS Systems	43,532		2,206,637
NETGEAR	73,003	[b]	1,877,637

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.8% (continued)
OSI Systems	41,948	[b]	3,630,180
PC Connection	27,432		1,367,211
Plantronics	81,631	[a]	2,344,442
Plexus	70,918	[b]	5,043,688
Rogers	45,163	[b]	5,317,943
Sanmina	170,167	[b]	5,418,117
ScanSource	62,584	[b]	2,183,556
TTM Technologies	242,579	[a,b]	3,490,712
Viavi Solutions	567,692	[b]	8,004,457
			107,323,901
Telecommunication Services - 1.5%
ATN International	26,372		1,526,148
Cincinnati Bell	125,245	[a,b]	1,717,109
Cogent Communications Holdings	102,121		7,243,443
Consolidated Communications Holdings	169,779	[a,b]	820,033
Iridium Communications	236,076	[a,b]	6,031,742
Shenandoah Telecommunication	116,262		4,691,172
Spok Holdings	43,583		462,851
Vonage Holdings	560,116	[b]	4,968,229
			27,460,727
Transportation - 2.3%
Allegiant Travel	32,071	[a]	5,389,211
ArcBest	64,216		1,432,659
Atlas Air Worldwide Holdings	62,968	[b]	1,407,335
Echo Global Logistics	69,622	[b]	1,349,274
Forward Air	69,919		4,576,199
Hawaiian Holdings	115,142	[a]	3,210,159
Heartland Express	113,927		2,129,296
Hub Group, Cl. A	80,921	[a,b]	4,278,293
Marten Transport	96,428		2,001,845
Matson	106,747		3,843,959
Saia	63,405	[b]	5,522,575
SkyWest	123,211		6,797,551
			41,938,356
Utilities - 2.3%
American States Water	90,960	[a]	8,055,418
Avista	164,716		8,375,809
California Water Service Group	118,668	[a]	6,237,190
El Paso Electric	100,490		6,842,364
Northwest Natural Holding	74,002		5,430,267
South Jersey Industries	228,033	[a]	7,023,416
			41,964,464
Total Common Stocks (cost $1,321,264,552)			1,832,265,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $3,746,674)		45,398	[a]	3,653,631
		Number of Rights
Rights - .0%
Materials - .0%
A. Schulman (cost $0)		90,112		0
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
1.53%, 3/12/20 (cost $400,328)		401,000	[d,e]	400,353
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,689,826)	1.56	4,689,826	[f]	4,689,826

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,624,575)	1.56	35,624,575	[f]	35,624,575
Total Investments (cost $1,365,725,955)		101.7%		1,876,633,537
Liabilities, Less Cash and Receivables		(1.7%)		(31,012,182)
Net Assets		100.0%		1,845,621,355

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $382,416,749 and the value of the collateral was $400,906,574, consisting of cash collateral of $35,624,575 and U.S. Government & Agency securities valued at $365,281,999.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,832,265,152	-	-	1,832,265,152
Exchange-Traded Funds	3,653,631	-	-	3,653,631
Investment Companies	40,314,401	-	-	40,314,401
Rights	-	0	-	0
U.S. Treasury Securities	-	400,353	-	400,353
Liabilities ($)
Other Financial Instruments:
Futures ††	(285,484)	-	-	(285,484)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	117	3/20/2020	9,731,479	9,445,995	(285,484)
Gross Unrealized Depreciation				(285,484)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $510,907,582, consisting of $702,734,668 gross unrealized appreciation and $191,827,086 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.